Related party transactions - Key management personnel compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related party transactions
Consulting fees		$ 93,901	$ 440,980
Salary	$ 4,083,685	1,685,957	608,692
Director fees	409,561	307,432	305,717
Stock-based compensation	3,173,512	4,689,996	4,303,871
Key management personnel compensation	$ 7,666,758	$ 6,777,286	$ 5,659,260